Supplement to the
Fidelity® Advisor Floating Rate High Income Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Floating Rate High Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AFR-04-05 December 30, 2004
1.746476.116

Supplement to the
Fidelity® Advisor Floating Rate High Income Fund
Institutional Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Floating Rate High Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AFRI-04-04 December 30, 2004
1.746477.115

Supplement to the
Fidelity® Advisor
Government
Investment Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Government Investment Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AGOV-04-05 December 30, 2004
1.756224.109

Supplement to the
Fidelity® Advisor
Government
Investment Fund
Institutional Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Government Investment Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AGOVI-04-05 December 30, 2004
1.756223.109

Supplement to the
Fidelity® Advisor High Income Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor High Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AHI-04-05 December 30, 2004
1.728372.115

Supplement to the
Fidelity® Advisor
High Income Fund
Institutional Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor High Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AHII-04-04 December 30, 2004
1.754057.111

Supplement to the
Fidelity® Advisor
High Income Advantage Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor High Income Advantage Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

HY-04-05 December 30, 2004
1.742522.112

Supplement to the
Fidelity® Advisor
High Income Advantage Fund
Institutional Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor High Income Advantage Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

HYI-04-04 December 30, 2004
1.742523.110

Supplement to the
Fidelity® Advisor Intermediate Bond Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Intermediate Bond Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

LTB-04-06 December 30, 2004
1.756204.110

Supplement to the
Fidelity® Advisor
Intermediate Bond Fund
Institutional Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Intermediate Bond Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

LTBI-04-05 December 30, 2004
1.756203.109

Supplement to the
Fidelity® Advisor Municipal Income Fund
Class A, Class T, Class B, and Class C
December 30, 2004 Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Municipal Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

HIM-04-05 December 30, 2004
1.756207.111

Supplement to the
Fidelity® Advisor Municipal Income Fund
Institutional Class
December 30, 2004 Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Municipal Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

HIMI-04-04 December 30, 2004
1.756206.109

Supplement to the
Fidelity® Advisor Mortgage Securities Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Mortgage Securities Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AMOR-04-05 December 30, 2004
1.756217.111

Supplement to the
Fidelity® Advisor Mortgage Securities Fund
Institutional Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Mortgage Securities Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AMORI-04-04 December 30, 2004
1.756216.109

Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Class A, Class T, Class B, and Class C
December 30, 2004 Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Short Fixed-Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

SFI-04-06 December 30, 2004
1.756200.111

Supplement to the Fidelity® Advisor Short Fixed-Income Fund
Institutional Class
December 30, 2004 Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Short Fixed-Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

SFII-04-04 December 30, 2004
1.736488.109

Supplement to the
Fidelity® Advisor
Value Fund
Class A, Class T, Class B, and Class C
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Value Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

FAV-04-05 December 30, 2004
1.798886.105

Supplement to the
Fidelity® Advisor
Value Fund
Institutional Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity® Advisor Value Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

FAVI-04-04 December 30, 2004
1.806143.103

Supplement to the
Fidelity Floating Rate High Income Fund
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity Floating Rate High Income Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FHI-04-04 December 30, 2004
1.778339.107

Supplement to the
Fidelity Mortgage Securities Fund
December 30, 2004
Prospectus

Shareholder Meeting. On or about February 16, 2005, a meeting of the shareholders of Fidelity Mortgage Securities Fund will be held to vote on various proposals. Shareholders of record on December 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

MOR-04-04 December 30, 2004
1.708462.112